Leases - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 9,343
2024	5,256
2025	5,193
2026	5,307
2027	5,295
Thereafter	18,167
Total minimum lease payments	48,561
Less: Amounts representing interest	12,742
Net minimum lease payments	$ 35,819